UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akana Capital Management, LP

Address:  800 Third Avenue
          39th Floor
          New York, New York 10022

13F File Number: 28-12203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey P. Weiner
Title:    CFO
Phone:    212-835-9400

Signature, Place and Date of Signing:


/s/ Jeffrey P. Weiner             New York, New York          November 10, 2008
----------------------          ----------------------        -----------------
     [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $130,009
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1         28-12204                 Akana Capital Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                    Akana Capital Management, LP
COLUMN 1                          COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6      COL 7        COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/     INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL     DISCRETION     MNGRS  SOLE  SHARED   NONE
--------------                --------------   -----      -------   -------   --- ----     ----------     -----  ----  ------   ----
BAIDU COM INC                 SPON ADR REP A  056752108   9,929        40,000 SH         SHARED-DEFINED   1               40,000
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109   3,481        69,500 SH         SHARED-DEFINED   1               69,500
CHINA PETE & CHEM CORP        SPON ADR H SHS  16941R108  15,517       198,100 SH         SHARED-DEFINED   1              198,100
HSBC HLDGS PLC                SPON ADR NEW    404280406   6,054        74,900 SH         SHARED-DEFINED   1               74,900
MORGAN STANLEY CHINA A SH FD  COM             617468103     232         8,000 SH         SHARED-DEFINED   1                8,000
ANHEUSER BUSCH COS INC        COM             035229103  16,149       248,900 SH         SHARED-DEFINED   1              248,900
CORNING INC                   COM             219350105  10,376       663,400 SH         SHARED-DEFINED   1              663,400
GOOGLE INC                    CLA             38259P508     641         2,000 SH         SHARED-DEFINED   1                2,000
ISHARES TR                    FTSE XNHUA IDX  464287184     103         3,000 SH         SHARED-DEFINED   1                3,000
LAS VEGAS SANDS CORP          COM             517834107   6,978       193,231 SH         SHARED-DEFINED   1              193,231
MORGAN STANLEY                COM NEW         617446448  28,366     1,233,300 SH         SHARED-DEFINED   1            1,233,300
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106  14,670       100,000 SH         SHARED-DEFINED   1              100,000
RESEARCH IN MOTION LTD        COM             760975102   6,830       100,000 SH         SHARED-DEFINED   1              100,000
SINA CORP                     ORD             G81477104   1,734        49,268 SH         SHARED-DEFINED   1               49,268
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605   8,949       449,900 SH         SHARED-DEFINED   1              449,900

SK 25281 0001 936445